Transactions with associates companies (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	$ 146,701	$ 213,456
Other Receivables	105,607	145,043
Trade payables	155,034	194,757
Other payables	20	62
Total trade and other payables total	56	77
Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Trade and other receivable total	10,882	8,080
Other [Member]
Disclosure Of Transactions with associates companies [Line Items]
Other payables	20	20
Minera Yanacocha S.R.L. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	6,791	6,740
Compania Minera Coimolache S.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	386	592
Other Receivables	1,234	732
Trade payables	36	15
Other payables	0	42
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	0	16
Transportadora Callao SA [Member]
Disclosure Of Transactions with associates companies [Line Items]
Other Receivables	$ 2,471	$ 0